Interest and similar income and expense and net gain (loss) on investment securities and derivatives - Summary of Interest, Similar Income of Financial Assets at Amortized Cost and at Fair Value Through Other Comprehensive Income (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Interest Income [Line Items]
Interest and similar income	R$ 117,523	R$ 110,324	R$ 122,703
Central Bank compulsory deposits [member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	4,734	5,063	7,201
Interbank deposits [member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	1,173	1,080	744
Securities purchased under agreements to resell [member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	16,197	17,365	25,711
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	10,758	9,194	8,886
Financial assets at amortised cost, category [member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	2,582	2,614	3,017
Loans [member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	81,046	73,640	75,568
Other financial asset [member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	R$ 1,033	R$ 1,368	R$ 1,576